MFS(R) /Sun Life Series Trust

                           Capital Appreciation Series

                      Supplement to the Current Prospectus:


Effective June 22, 2007, the sub-section entitled "Portfolio Management" under the main heading "IV - Management of the Series" is hereby restated as follows, with Respect to the Capital Appreciation Series only:

Portfolio Management

Information regarding the portfolio managers of each series is set forth below. Further information regarding the series' portfolio managers, including other accounts managed, compensation, ownership of fund shares, and possible conflicts of interest, is available in the series' SAI. The portfolio managers are primarily responsible for the day-to-day management of the series.

Series                         Portfolio Manager         Primary Role       Since      Title and Five Year History
------                         -----------------         ------------       -----      ---------------------------

Capital Appreciation Series    Jeffrey C. Constantino    Portfolio Manager  June 2007  Vice President of MFS; employed in the investment area of MFS since 2000.

                               Stephen K. Pesek          Portfolio Manager  June 2007  Senior Vice President of MFS; employed in the investment management area of MFS since 1994.

                               Maureen Pettirossi        Portfolio Manager  2005       Vice President of MFS; employed in the
                                                                                       investment management area of MFS since 2002;
                                                                                       Senior Securities Analyst of Wilke/Thompson
                                                                                       Capital Management prior to 2002.

                 The date of this Supplement is June 22, 2007.